Combined Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Hotel receivables, allowance (in dollars)	$ 246	$ 406
Preferred shares of beneficial interest, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred shares of beneficial interest, shares authorized	50,000,000	0
Preferred shares of beneficial interest, shares issued	0	0
Preferred shares of beneficial interest, shares outstanding	0	0
Common shares of beneficial interest, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares of beneficial interest, shares authorized	450,000,000
Common shares of beneficial interest, shares issued	106,300,067	0
Common shares of beneficial interest, shares outstanding		0